FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS
Total notional amount of interest rate derivatives	$ 3,714,822		$ 3,714,822		$ 1,602,710	$ 1,948,760
Derivative assets designated as hedging instruments, classified in other assets					80	741
Derivative liabilities designated as hedging instruments, classified in accounts payable and other accrued liabilities					19	5,375
Derivative assets not designated as hedging instruments, classified in other assets	3,864		3,864		3,518	6,888
Interest rate derivatives, derivative not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,864		3,864		3,585	7,250
Fair Value Hedges, Other expenses						(3,499)
Cash Flow Hedges, Recognized in accumulated other comprehensive income (effective portion), Interest rate derivatives	39	(10,498)	(326)	(19,067)	(19,818)	(26,268)
Cash Flow Hedges, Reclassified from accumulated other comprehensive income (effective portion), Interest rate derivatives - Interest expense to third parties	(1,648)	(3,953)	(5,367)	(14,295)	(17,191)	(33,925)
Cash Flow Hedges, Recognized directly in income (ineffective portion), Interest rate derivatives - Other expenses	(2)	(77)	20	(245)	(278)	(552)
Interest rate derivatives, other expenses, not designated as hedges		$ (83)	$ (48)	$ (720)	$ (751)